Revenue Recognition - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Payment terms	60 days
Amount of revenue recognized	$ 13.0	$ 8.4